UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4450
                                   --------

                        FRANKLIN TEMPLETON GLOBAL TRUST
                        -------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 10/31/03
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                OCTOBER 31, 2003
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                                     A series of Franklin Templeton Global Trust

[GRAPHIC OMITTED

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                ANNUAL REPORT AND SHAREHOLDER LETTER  |  INCOME
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                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
            Franklin Templeton                         Eligible shareholders can
            Hard Currency Fund                         sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
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                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                  INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.



SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.



TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.



RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
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Not part of the semiannual report

Contents

SHAREHOLDER LETTER ......................................    1


ANNUAL REPORT

Franklin Templeton Hard Currency Fund ...................    3

Performance Summary .....................................    9

Financial Highlights and
Statement of Investments ................................   12

Financial Statements ....................................   15

Notes to Financial Statements ...........................   18

Independent Auditors' Report ............................   23

Board Members and Officers ..............................   24

Proxy Voting Policies and Procedures ....................   29

--------------------------------------------------------------------------------

Annual Report

Franklin Templeton
Hard Currency Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Templeton Hard Currency Fund seeks to protect against depreciation of the U.S. dollar relative to other currencies. The Fund seeks to achieve its goal by investing in high-quality money market instruments (and forward contracts) denominated in foreign Major Currencies (as defined in the Fund's prospectus) which historically have experienced low inflation rates and which, in the view of the Investment Manager, follow economic policies conducive to continual low inflation rates and currency appreciation versus the U.S. dollar over the long term.







We are pleased to bring you Franklin Templeton Hard Currency Fund's annual report, which covers the fiscal year ended October 31, 2003.


PERFORMANCE OVERVIEW

Franklin Templeton Hard Currency Fund - Class A posted a +19.05% cumulative total return for the year ended October 31, 2003, as shown in the Performance Summary beginning on page 9. The Fund outperformed its benchmark, the J.P. Morgan 3 Month Global Cash Index, which returned 18.64% for the same period. 1


ECONOMIC AND MARKET OVERVIEW

During the Fund's fiscal year, many global economies showed signs of recovery and benign inflationary pressures, which followed an environment of low growth and disinflation that facilitated monetary easing in many major economies. Economic growth accelerated in the U.S., remained strong in Asia and was weak, yet positive, in Europe. Despite these signs of economic recovery, benign inflationary trends continued, supported by productivity growth and excess labor capacity and capital.







1. Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index tracks total returns of 3-month constant maturity euro-currency deposits, the only short-term securities consistent across all markets in terms of liquidity, maturity and credit quality. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.


                                                               Annual Report | 3

[SIDEBAR]
--------------------------------------------------------------------------------
  WHAT IS BALANCE OF PAYMENTS?
--------------------------------------------------------------------------------
  Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  WHAT IS A CURRENT ACCOUNT?
--------------------------------------------------------------------------------
  A current account is that part of the balance of payments where all of one country's international transactions in goods and services are recorded.
--------------------------------------------------------------------------------



The U.S. experienced deteriorating balance of payment fundamentals during the reporting period, as a record $122 billion trade deficit drove the U.S. current account deficit to $139 billion for second quarter 2003, or 4.9% of gross domestic product (GDP). 2 The deficit contributed to reliance on increased capital flows to support the U.S. dollar's value. Thus far in 2003, the majority of U.S. current account deficit financing was funded through foreign investors purchasing bonds rather than other securities, leaving current account financing relatively more dependent on bond financing than during the equity boom of the 1990s. The current account deficit combined with a fiscal deficit created a "twin-deficit" problem similar to previous periods when the U.S. dollar came under pressure.

One factor that generally attracts fixed income investors is the relative yield offered on fixed income assets. However, U.S. government interest rates were at historically low levels during the reporting period, and U.S. Treasury securities generally yielded less than those of other developed nations except Japan and Switzerland.

Despite generally lower economic growth rates than the U.S., euro-zone and other European countries had positive short-term yield differentials and stronger balance of payment positions relative to the U.S. For example, in contrast to the widening U.S. current account deficit during the year under review, the euro zone posted a trailing 12-month current account surplus of 43.3 billion euro in June 2003, or 2.4% of GDP. 3 In the Scandinavian countries of Norway and Sweden, short-term government securities offered higher yields than similar maturity U.S. Treasuries despite aggressive monetary easing during the past year. Furthermore, foreign investors held more Swedish government bonds over the fiscal year, supporting balance of payment strength already created from a positive current balance. Export strength and relatively high commodity prices helped Norway and Sweden maintain current account surpluses, measuring approximately 12.4% and 5.0% of GDP, respectively, in June 2003. 4




2. Source: U.S. Department of Commerce, Bureau of Economic Analysis.
3. Source: European Central Bank; Eurostat.
4. Source: Statistics Norway; Statistics Sweden, Riksbank.



4 |  Annual Report

In Asia, economic growth improved in many countries over the past year, accompanied by low inflationary pressures. Export growth and current account surpluses in many regional countries supported international reserve accumulation, particularly in Japan and among the newly industrialized economies of South Korea, Thailand and Indonesia. By the end of the Fund's fiscal year, international reserve assets in these countries amounted to $606 billion, $144 billion, $40 billion and $35 billion, respectively. 5 Furthermore, these reserve levels represented increases of 36.5%, 23.4%, 8.9% and 16.7%, respectively, over year-ago figures.5 Australia and New Zealand, although running relatively large current account deficits, differed from the U.S. in that they had balanced fiscal accounts, thus not creating a "twin-deficit" condition. From a balance of payments perspective, their current account deficits were balanced by strong foreign investment flows in an economic environment of high yields relative to other developed nations, as well as fiscal surpluses. Australia and New Zealand also each exhibited strong economic growth during the Fund's fiscal year, reporting 2.0% and 2.7% annual growth, respectively, in second quarter 2003. Regionally, Scandinavia and Asia are important exporters in the global economy, as indicated by large trade and current account surpluses relative to other developed areas.


INVESTMENT STRATEGY

In making investments in foreign hard currencies, we focus on countries and markets that historically have experienced low inflation rates and, in our opinion, follow economic policies favorable to continued low inflation rates and currency appreciation versus the U.S. dollar over the long term.



5. Source: Ministry of Finance, Japan; Bank of South Korea; Bank of Thailand; Bank Indonesia.




                                                               Annual Report | 5

MANAGER'S DISCUSSION

The Fund benefited from its euro exposure as the currency appreciated 14.81% against the U.S. dollar during the year under review and 22.53% over the past two years. At period-end, the euro represented the Fund's largest currency exposure at 31.0% of total net assets. Currencies from other regions, particularly Asia, did not experience similar appreciation against the U.S. dollar despite larger trade surpluses with the U.S. Of the roughly $40 billion monthly U.S. trade deficit, Asia accounted for about $20 billion versus $9 billion in western Europe. 6 Consequently, the Fund reallocated currency exposure toward the end of the reporting period away from European currencies, particularly the euro, Danish krone and Swiss franc, and into Asia to position the Fund for potential global economic recovery as well as to take advantage of the discrepancy between currency performance and macroeconomic trends.

During the year under review, the Swedish krona appreciated 14.86% against the U.S. dollar, while the Danish krone was up 14.79%, the Swiss franc increased 9.54%, and the Norwegian krone rose 4.90%. The Fund increased its exposure to the Swedish krona during the period and initiated a position in the Norwegian krone. In line with the Fund's reduction in the euro, we reduced exposure to the Danish krone given Danish monetary policy that was tied to the euro. In addition, the Fund reduced its position in the Swiss franc from 21.0% of total net assets at the beginning of the period to 3.0% at the end largely due to a decline in geopolitical risks, and we reallocated these proceeds to Asia.

The Australian dollar and New Zealand dollar were among the best performing developed country currencies, returning 21.78% and 20.87%, respectively, against the U.S. dollar during the Fund's fiscal year. At period-end, the Fund held 9.1% and 14.4% of total net assets in Australia and New Zealand, contributing to the Fund's performance. Consistent with the Fund's strategy of allocating up to 20% currency exposure to countries not typically classified as developed, but that have attractive inflationary dynamics that the Fund can use to position for potential currency appreciation in addition to a higher interest rate earned on the fixed



ASSET ALLOCATION BY CURRENCY
Based on Total Net Assets as of 10/31/03


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

European Monetary Unit (euro)            31.0%
New Zealand Dollar                       14.4%
Swedish Krona                            10.0%
Australian Dollar                         9.1%
Thai Baht                                 6.6%
Canadian Dollar                           6.6%
Korean Won                                4.6%
Indonesian Rupiah                         4.4%
Danish Krone                              4.6%
U.S. Dollar                               3.7%
Swiss Franc                               3.0%
Norwegian Krone                           2.0%




6. Source: U.S. Census Bureau.




6 |  Annual Report
income security, we expanded and diversified the Fund's Asian exposure during the period to include the South Korean won, Thai baht and Indonesian rupiah, which appreciated 7.81%, 2.87% and 7.95%, respectively, against the U.S. dollar. The Fund had no exposure to the Japanese yen during the period due to long-term structural macroeconomic concerns. Although Japan benefited during the past year from a cyclical economic recovery and improving export strength, concerns remained about the country's banking sector health and structural reform progress. We sought exposure to Asia's cyclical, regional economic recovery through a variety of currencies from the region without exposure to any country-specific risks in Japan.

During the period, we focused on underlying macroeconomic trends. The Fund had low correlation to the U.S. equity market's performance, and the Fund's duration, or sensitivity to interest rate changes, remained low at two months. Its average credit rating on fixed income securities was AAA-. In addition, many global bond markets had positive yield differentials compared to U.S. Treasury securities, allowing the Fund's performance to benefit from yield as well as overall currency appreciation against the U.S. dollar. For example, three-month government securities in New Zealand, Sweden and Germany yielded 5.035%, 2.730% and 2.048% on October 31, 2003, compared with 0.953% for a comparable-maturity U.S. Treasury bill.

There are special considerations associated with global investing related to market, currency, economic, social and political factors, as discussed in the Fund's prospectus. Because a significant amount of the Fund's assets are denominated in foreign currencies, there is potential for significant gain or loss from currency exchange





                                                               Annual Report | 7
rate fluctuations. A non-diversified foreign fund may not be appropriate for all investors and should not be considered a complete investment program.

Thank you for your interest in Franklin Templeton Hard Currency Fund. We welcome your comments or suggestions and look forward to serving your future investment needs.





[PHOTO OMITTED]
/S/Alex Calvo





[PHOTO OMITTED]
/S/Michael Hasenstab, Ph.D.

Portfolio Managers
Franklin Templeton Hard Currency Fund





Please note that although the Fund's Statement of Investments on page 14 of this report indicates the Fund held 36.1% of its portfolio investments in U.S. dollar-denominated assets as of 10/31/03, its net exposure to the U.S. dollar as of that date was only 3.7%. The difference is explained by the Fund's holdings of forward currency exchange contracts (please see Note 6 in the Notes to Financial Statements on page 22 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market for a particular foreign currency is small or relatively illiquid.



--------------------------------------------------------------------------------
THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.
--------------------------------------------------------------------------------







8 |  Annual Report

Performance Summary as of 10/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
----------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE          10/31/03         10/31/02
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$1.03             $9.59            $8.56
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5380
----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE          10/31/03         10/31/02
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$1.03             $9.61            $8.58
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5723
----------------------------------------------------------------------------------------------------



PERFORMANCE
----------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +19.05%            +9.34%          +23.02%
----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +16.33%            +1.34%           +1.86%
----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $11,633           $10,687          $12,029
----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                   +16.30%            +2.25%           +1.63%
----------------------------------------------------------------------------------------------------
     Distribution Rate 5                  2.45%
----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6          0.59%
----------------------------------------------------------------------------------------------------
  ADVISOR CLASS 7                                       1-YEAR            5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +19.45%           +11.03%          +25.80%
----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +19.45%            +2.11%           +2.32%
----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $11,945           $11,103          $12,580
----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                   +19.46%            +3.01%           +2.08%
----------------------------------------------------------------------------------------------------
     Distribution Rate 5                  2.86%
----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6          1.00%
----------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


         Annual Report | Past performance does not guarantee future results. | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS A                    10/31/03
--------------------------------------
  1-Year                      +16.33%
--------------------------------------
  5-Year                       +1.34%
--------------------------------------
  10-Year                      +1.86%
--------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
The following line graph compares the performance of the Franklin Templeton Hard Currency Fund - Class A with that of the J.P. Morgan 3 Month Global Cash Index8 based on a $10,000 investment from 11/1/93 to 10/31/03.

CLASS A (11/1/93-10/31/03)

Date        Franklin Templeton Hard Currency Fund     JP Morgan 3 Month Global Cash Index 8
11/01/93     $9,778                                   $10,000
11/30/93     $9,735                                    $9,894
12/31/93     $9,831                                    $9,946
01/31/94    $10,087                                   $10,110
02/28/94    $10,288                                   $10,252
03/31/94    $10,284                                   $10,430
04/30/94    $10,435                                   $10,585
05/31/94    $10,488                                   $10,654
06/30/94    $10,866                                   $10,931
07/31/94    $10,852                                   $10,978
08/31/94    $10,927                                   $11,078
09/30/94    $11,182                                   $11,314
10/31/94    $11,452                                   $11,605
11/30/94    $11,185                                   $11,323
12/31/94    $11,316                                   $11,417
01/31/95    $11,458                                   $11,568
02/28/95    $11,780                                   $11,769
03/31/95    $12,637                                   $12,281
04/30/95    $12,671                                   $12,376
05/31/95    $12,544                                   $12,352
06/30/95    $12,720                                   $12,522
07/31/95    $12,611                                   $12,717
08/31/95    $11,857                                   $12,303
09/30/95    $12,141                                   $12,597
10/31/95    $12,218                                   $12,736
11/30/95    $11,987                                   $12,637
12/31/95    $12,065                                   $12,763
01/31/96    $11,696                                   $12,492
02/29/96    $11,869                                   $12,728
03/31/96    $11,812                                   $12,775
04/30/96    $11,541                                   $12,635
05/31/96    $11,470                                   $12,712
06/30/96    $11,502                                   $12,787
07/31/96    $11,875                                   $13,035
08/31/96    $11,831                                   $13,093
09/30/96    $11,512                                   $12,949
10/31/96    $11,486                                   $13,098
11/30/96    $11,339                                   $13,077
12/31/96    $11,218                                   $13,051
01/31/97    $10,636                                   $12,497
02/28/97    $10,441                                   $12,299
03/31/97    $10,505                                   $12,397
04/30/97    $10,248                                   $12,129
05/31/97    $10,632                                   $12,354
06/30/97    $10,493                                   $12,293
07/31/97    $10,048                                   $11,909
08/31/97    $10,129                                   $12,051
09/30/97    $10,301                                   $12,240
10/31/97    $10,536                                   $12,461
11/30/97    $10,236                                   $12,218
12/31/97    $10,049                                   $12,020
01/31/98    $10,077                                   $11,978
02/28/98    $10,176                                   $12,099
03/31/98     $9,809                                   $11,969
04/30/98     $9,950                                   $12,220
05/31/98     $9,892                                   $12,175
06/30/98     $9,751                                   $12,123
07/31/98     $9,767                                   $12,170
08/31/98     $9,973                                   $12,198
09/30/98    $10,418                                   $12,744
10/31/98    $11,002                                   $13,040
11/30/98    $10,612                                   $12,861
12/31/98    $11,038                                   $13,074
01/31/99    $10,720                                   $12,926
02/28/99    $10,443                                   $12,621
03/31/99    $10,337                                   $12,571
04/30/99    $10,176                                   $12,527
05/31/99    $10,080                                   $12,428
06/30/99     $9,962                                   $12,367
07/31/99    $10,317                                   $12,735
08/31/99    $10,242                                   $12,695
09/30/99    $10,372                                   $12,873
10/31/99    $10,307                                   $12,808
11/30/99    $10,101                                   $12,516
12/31/99    $10,112                                   $12,574
01/31/00     $9,742                                   $12,362
02/29/00     $9,600                                   $12,210
03/31/00     $9,841                                   $12,284
04/30/00     $9,413                                   $11,842
05/31/00     $9,522                                   $11,923
06/30/00     $9,819                                   $12,294
07/31/00     $9,510                                   $11,999
08/31/00     $9,289                                   $11,760
09/30/00     $9,235                                   $11,662
10/31/00     $8,924                                   $11,354
11/30/00     $9,090                                   $11,535
12/31/00     $9,482                                   $12,218
01/31/01     $9,403                                   $12,162
02/28/01     $9,269                                   $12,020
03/31/01     $8,886                                   $11,609
04/30/01     $8,954                                   $11,752
05/31/01     $8,785                                   $11,493
06/30/01     $8,682                                   $11,480
07/31/01     $8,932                                   $11,752
08/31/01     $9,251                                   $12,134
09/30/01     $9,353                                   $12,117
10/31/01     $9,261                                   $12,067
11/30/01     $9,204                                   $12,070
12/31/01     $9,100                                   $12,014
01/31/02     $8,834                                   $11,762
02/28/02     $8,904                                   $11,841
03/31/02     $9,030                                   $11,979
04/30/02     $9,309                                   $12,305
05/31/02     $9,635                                   $12,745
06/30/02     $9,962                                   $13,300
07/31/02     $9,904                                   $13,206
08/31/02     $9,927                                   $13,282
09/30/02    $10,010                                   $13,344
10/31/02    $10,105                                   $13,427
11/30/02    $10,199                                   $13,510
12/31/02    $10,715                                   $14,051
01/31/03    $10,961                                   $14,357
02/28/03    $11,097                                   $14,475
03/31/03    $11,147                                   $14,615
04/30/03    $11,320                                   $14,937
05/31/03    $11,840                                   $15,590
06/30/03    $11,690                                   $15,437
07/31/03    $11,503                                   $15,152
08/31/03    $11,391                                   $14,989
09/30/03    $11,916                                   $15,796
10/31/03    $12,029                                   $15,929



AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  ADVISOR CLASS 7            10/31/03
--------------------------------------
  1-Year                      +19.45%
--------------------------------------
  5-Year                       +2.11%
--------------------------------------
  10-Year                      +2.32%
--------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
The following line graph compares the performance of the Franklin Templeton Hard Currency Fund - Advisor Class 7 with that of the J.P. Morgan 3 Month Global Cash Index8 based on a $10,000 investment from 11/1/93 to 10/31/03.

Date        Franklin Templeton Hard Currency Fund    JP Morgan 3 Month Global Cash Index 8
11/01/93    $10,000                                  $10,000
11/30/93     $9,956                                   $9,894
12/31/93    $10,054                                   $9,946
01/31/94    $10,316                                  $10,110
02/28/94    $10,521                                  $10,252
03/31/94    $10,517                                  $10,430
04/30/94    $10,671                                  $10,585
05/31/94    $10,726                                  $10,654
06/30/94    $11,112                                  $10,931
07/31/94    $11,098                                  $10,978
08/31/94    $11,175                                  $11,078
09/30/94    $11,436                                  $11,314
10/31/94    $11,711                                  $11,605
11/30/94    $11,438                                  $11,323
12/31/94    $11,573                                  $11,417
01/31/95    $11,717                                  $11,568
02/28/95    $12,047                                  $11,769
03/31/95    $12,923                                  $12,281
04/30/95    $12,959                                  $12,376
05/31/95    $12,829                                  $12,352
06/30/95    $13,008                                  $12,522
07/31/95    $12,897                                  $12,717
08/31/95    $12,126                                  $12,303
09/30/95    $12,416                                  $12,597
10/31/95    $12,495                                  $12,736
11/30/95    $12,258                                  $12,637
12/31/95    $12,338                                  $12,763
01/31/96    $11,962                                  $12,492
02/29/96    $12,138                                  $12,728
03/31/96    $12,080                                  $12,775
04/30/96    $11,803                                  $12,635
05/31/96    $11,730                                  $12,712
06/30/96    $11,763                                  $12,787
07/31/96    $12,144                                  $13,035
08/31/96    $12,099                                  $13,093
09/30/96    $11,773                                  $12,949
10/31/96    $11,747                                  $13,098
11/30/96    $11,596                                  $13,077
12/31/96    $11,472                                  $13,051
01/31/97    $10,900                                  $12,497
02/28/97    $10,691                                  $12,299
03/31/97    $10,769                                  $12,397
04/30/97    $10,498                                  $12,129
05/31/97    $10,894                                  $12,354
06/30/97    $10,763                                  $12,293
07/31/97    $10,298                                  $11,909
08/31/97    $10,383                                  $12,051
09/30/97    $10,560                                  $12,240
10/31/97    $10,802                                  $12,461
11/30/97    $10,497                                  $12,218
12/31/97    $10,307                                  $12,020
01/31/98    $10,338                                  $11,978
02/28/98    $10,442                                  $12,099
03/31/98    $10,067                                  $11,969
04/30/98    $10,225                                  $12,220
05/31/98    $10,157                                  $12,175
06/30/98     $9,756                                  $12,123
07/31/98    $10,031                                  $12,170
08/31/98    $10,254                                  $12,198
09/30/98    $10,731                                  $12,744
10/31/98    $11,331                                  $13,040
11/30/98    $10,945                                  $12,861
12/31/98    $11,387                                  $13,074
01/31/99    $11,059                                  $12,926
02/28/99    $10,774                                  $12,621
03/31/99    $10,653                                  $12,571
04/30/99    $10,499                                  $12,527
05/31/99    $10,400                                  $12,428
06/30/99    $10,264                                  $12,367
07/31/99    $10,629                                  $12,735
08/31/99    $10,552                                  $12,695
09/30/99    $10,698                                  $12,873
10/31/99    $10,631                                  $12,808
11/30/99    $10,419                                  $12,516
12/31/99    $10,435                                  $12,574
01/31/00    $10,053                                  $12,362
02/29/00     $9,907                                  $12,210
03/31/00    $10,160                                  $12,284
04/30/00     $9,719                                  $11,842
05/31/00     $9,833                                  $11,923
06/30/00    $10,143                                  $12,294
07/31/00     $9,825                                  $11,999
08/31/00     $9,596                                  $11,760
09/30/00     $9,547                                  $11,662
10/31/00     $9,226                                  $11,354
11/30/00     $9,398                                  $11,535
12/31/00     $9,798                                  $12,218
01/31/01     $9,729                                  $12,162
02/28/01     $9,589                                  $12,020
03/31/01     $9,191                                  $11,609
04/30/01     $9,261                                  $11,752
05/31/01     $9,097                                  $11,493
06/30/01     $8,999                                  $11,480
07/31/01     $9,258                                  $11,752
08/31/01     $9,576                                  $12,134
09/30/01     $9,699                                  $12,117
10/31/01     $9,604                                  $12,067
11/30/01     $9,545                                  $12,070
12/31/01     $9,449                                  $12,014
01/31/02     $9,174                                  $11,762
02/28/02     $9,245                                  $11,841
03/31/02     $9,372                                  $11,979
04/30/02     $9,674                                  $12,305
05/31/02    $10,013                                  $12,745
06/30/02    $10,358                                  $13,300
07/31/02    $10,297                                  $13,206
08/31/02    $10,321                                  $13,282
09/30/02    $10,421                                  $13,344
10/31/02    $10,531                                  $13,427
11/30/02    $10,617                                  $13,510
12/31/02    $11,166                                  $14,051
01/31/03    $11,422                                  $14,357
02/28/03    $11,575                                  $14,475
03/31/03    $11,637                                  $14,615
04/30/03    $11,805                                  $14,937
05/31/03    $12,360                                  $15,590
06/30/03    $12,202                                  $15,437
07/31/03    $12,007                                  $15,152
08/31/03    $11,902                                  $14,989
09/30/03    $12,449                                  $15,796
10/31/03    $12,580                                  $15,929



10 | Past performance does not guarantee future results. | Annual Report

ENDNOTES


SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. THE FUND'S ASSETS ARE LARGELY INVESTED IN FOREIGN CURRENCIES, AND THEREFORE INVOLVE POTENTIAL FOR SIGNIFICANT GAIN OR LOSS FROM CURRENCY EXCHANGE RATE FLUCTUATIONS. THE FUND DOES NOT SEEK TO MAINTAIN A STABLE NET ASSET VALUE AND SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR A U.S. DOLLAR MONEY MARKET FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 2.25% initial sales charge. Prior to 8/3/98, Fund shares were offered at a higher initial sales charge; thus actual total returns would have been lower.

ADVISOR CLASS:        No initial sales charge or Rule 12b-1 fees; are available
                      to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/03.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 10/31/03.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +9.66% and +1.36%.

8. Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index tracks total returns of 3-month constant maturity euro-currency deposits, the only short-term securities consistent across all markets in terms of liquidity, maturity and credit quality.


        Annual Report | Past performance does not guarantee future results. | 11

Franklin Templeton Global Trust

FINANCIAL HIGHLIGHTS


FRANKLIN TEMPLETON HARD CURRENCY FUND
                                                                    -----------------------------------------------------------
                                                                                      YEAR ENDED OCTOBER 31,
CLASS A                                                                  2003         2002       2001        2000        1999
                                                                    -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............................      $8.56        $8.08      $8.02       $9.52      $10.39
                                                                    -----------------------------------------------------------
Income from investment operations:

 Net investment income a .........................................        .11          .09 c      .31         .42         .30

 Net realized and unrealized gains (losses) ......................       1.46          .63 c     (.01)      (1.68)       (.95)
                                                                    -----------------------------------------------------------
Total from investment operations .................................       1.57          .72        .30       (1.26)       (.65)
                                                                    -----------------------------------------------------------
Less distributions from:

 Net investment income ...........................................       (.54)        (.24)      (.14)         --          --

 Tax return of capital ...........................................         --           --       (.10)       (.24)       (.22)
                                                                    -----------------------------------------------------------
Total distributions ..............................................       (.54)        (.24)      (.24)       (.24)       (.22)
                                                                    -----------------------------------------------------------
Net asset value, end of year .....................................      $9.59        $8.56      $8.08       $8.02      $ 9.52
                                                                    -----------------------------------------------------------

Total return b ...................................................     19.05%        9.11%      3.78%    (13.42)%     (6.23)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................................   $143,715      $50,622    $29,071     $33,580     $56,381

Ratios to average net assets:

 Expenses ........................................................      1.32%        1.50%      1.49%       1.29%       1.09%

 Net investment income (loss) ....................................      1.19%        1.10% c    3.78%       4.73%       3.08%

Portfolio turnover rate ..........................................      0.00%       76.27%     25.59%      54.69%        .00%



a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Effective November 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:
  Net investment income per share ......................... $(0.05)
  Net realized and unrealized (gains/losses) per share ....   0.05
  Ratio of net investment income to average net assets ....   (.61)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.




12 |  Annual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND
                                                                      ----------------------------------------------------------
                                                                                        YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                                            2003         2002       2001        2000        1999
                                                                      ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................    $8.58        $8.09      $8.03       $9.53      $10.41
                                                                      ----------------------------------------------------------

Income from investment operations:

 Net investment income a ...........................................      .14          .12 c      .32         .37         .35

 Net realized and unrealized gains (losses) ........................     1.46          .64 c      .01       (1.61)       (.99)
                                                                      ----------------------------------------------------------
Total from investment operations ...................................     1.60          .76        .33       (1.24)       (.64)
                                                                      ----------------------------------------------------------
Less distributions from:

 Net investment income .............................................     (.57)        (.27)      (.17)         --          --

 Tax return of capital .............................................       --           --       (.10)       (.26)       (.24)
                                                                      ----------------------------------------------------------
Total distributions ................................................     (.57)        (.27)      (.27)       (.26)       (.24)
                                                                      ----------------------------------------------------------
Net asset value, end of year .......................................    $9.61        $8.58      $8.09       $8.03      $ 9.53
                                                                      ----------------------------------------------------------

Total return b .....................................................   19.45%        9.65%      4.10%    (13.22)%     (6.17)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................................  $10,163       $1,724       $450         $75      $3,827

Ratios to average net assets:

 Expenses ..........................................................     .92%        1.09%      1.17%       1.06%        .99%

 Net investment income (loss) ......................................    1.59%        1.51%c     4.00%       4.13%       3.54%

Portfolio turnover rate ............................................    0.00%       76.27%     25.59%      54.69%        .00%


a  Based on average shares outstanding.
b  Total return is not annualized for periods less than one year.
c Effective November 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

   Net investment income per share .............................   $(0.05)
   Net realized and unrealized (gains/losses) per share ........     0.05
   Ratio of net investment income to average net assets ........     (.61)%
   Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.




                         Annual Report | See notes to financial statements. | 13

Franklin Templeton Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON HARD CURRENCY FUND                                                 PRINCIPAL AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------

  GOVERNMENT SECURITIES 64.8%
  Belgium Treasury Bill, 2.03% to 2.06%, with maturities to 4/15/04 .................      5,550,000 EUR      $  6,390,815
  Canada Treasury Bill, 2.63% to 3.30%, with maturities to 5/20/04 ..................     11,390,000 CAD         8,593,051
  Denmark Treasury Bill, 1.91% to 3.17%, with maturities to 5/03/04 .................     44,010,000 DKK         6,841,076
  Dutch Treasury Bill, 1.99% to 2.01%, with maturities to 3/31/04 ...................      4,100,000 EUR         4,730,414
  Finland Treasury Bill, 2.45%, 3/09/04 .............................................        300,000 EUR           345,977
  French Treasury Bill, 1.90% to 2.30%, with maturities to 3/04/04 ..................      4,620,000 EUR         5,336,332
  German Treasury Bill, 1.96% to 2.05%, with maturities to 3/17/04 ..................      7,000,000 EUR         8,086,730
  Italy Treasury Bill, 2.27%, 12/31/03 ..............................................      1,200,000 EUR         1,389,792
  New Zealand Treasury Bill, 2.42% to 5.45%, with maturities
     to 6/16/04 .....................................................................     36,415,000 NZD        22,138,909
  Norwegian Treasury Bill, 2.56% to 4.22%, with maturities
     to 3/17/04 .....................................................................      8,800,000 NOK         1,238,412
  Portugal Treasury Bill, 1.98% to 2.09%, with maturities to 7/23/04 ................      8,600,000 EUR         9,867,431
  Republic of Finland, 3.75%, 11/12/03 ..............................................        900,000 EUR         1,047,081
  Republic of Greece, 6.60%, 1/15/04 ................................................      3,200,000 EUR         3,751,784
  Spain Government, 2.00%, 8/20/04 ..................................................      3,100,000 EUR         3,541,241
  Spain Letras Del Tesoro, 2.04%, 4/23/04 ...........................................        900,000 EUR         1,034,343
  Sweden Treasury Bill, 1.34% to 3.62%, with maturities to 9/15/04 ..................    121,710,000 SEK        15,313,633
                                                                                                              -------------
  TOTAL GOVERNMENT SECURITIES (COST $96,602,869) ....................................                           99,647,021
                                                                                                              -------------
  U.S. TREASURY AND GOVERNMENT AGENCY 36.6%
  Federal Home Loan Bank, 0.94%, 11/03/03 ...........................................     11,889,000            11,889,000
  U.S. Treasury Bill, 0.84% to 0.96%, with maturities to 11/28/03 ...................     44,500,000            44,485,297
                                                                                                              -------------
  TOTAL U.S. GOVERNMENT AGENCIES (COST $56,369,858) .................................                           56,374,297
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $152,972,727) 101.4% ......................................                          156,021,318
  NET EQUITY IN FOREIGN CONTRACTS .5% ...............................................                              824,343
  OTHER ASSETS, LESS LIABILITIES (1.9)% .............................................                           (2,967,952)
                                                                                                              -------------
  NET ASSETS 100.0% .................................................................                         $153,877,709
                                                                                                              -------------




14 | See notes to financial statements. | Annual Report

Franklin Templeton Global Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003


                                                                                   ------------------
                                                                                   FRANKLIN TEMPLETON
                                                                                   HARD CURRENCY FUND
                                                                                   ------------------
Assets:
 Investments in securities:
  Cost ..........................................................................      $152,972,727
                                                                                       -------------
  Value .........................................................................       156,021,318
 Cash ...........................................................................               344
 Foreign currency, at value (cost $1,921,149) ...................................         1,909,168
 Receivables:
  Capital shares sold ...........................................................         3,591,020
  Interest ......................................................................           232,313
 Unrealized gain on forward exchange contracts (Note 6) .........................           926,965
                                                                                       -------------
      Total assets ..............................................................       162,681,128
                                                                                       -------------
Liabilities:
 Payables:
  Investment securities purchased ...............................................         7,850,397
  Capital shares redeemed .......................................................           542,177
  Affiliates ....................................................................           208,465
  Shareholders ..................................................................            49,055
  Unrealized loss on forward exchange contracts (Note 6) ........................           102,622
 Other liabilities ..............................................................            50,703
                                                                                       -------------
      Total liabilities .........................................................         8,803,419
                                                                                       -------------
Net assets, at value ............................................................      $153,877,709
                                                                                       -------------
Net assets consist of:
 Undistributed net investment income ............................................      $  8,943,181
 Net unrealized appreciation (depreciation) .....................................         3,897,683
 Accumulated net realized gain (loss) ...........................................        (1,563,380)
 Capital shares .................................................................       142,600,225
                                                                                       -------------
      Net assets, at value ......................................................      $153,877,709
                                                                                       -------------
CLASS A:
 Net assets, at value ...........................................................      $143,715,135
                                                                                       -------------
 Shares outstanding .............................................................        14,982,456
                                                                                       -------------
 Net asset value per sharea .....................................................             $9.59
                                                                                       -------------
 Maximum offering price per share (Net asset value per share / 97.75%) ..........             $9.81
                                                                                       -------------
ADVISOR CLASS:
 Net assets, at value ...........................................................      $ 10,162,574
                                                                                       -------------
 Shares outstanding .............................................................         1,057,528
                                                                                       -------------
 Net asset value and maximum offering price per share ...........................             $9.61
                                                                                       -------------



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                         Annual Report | See notes to financial statements. | 15

Franklin Templeton Global Trust

STATEMENT OF OPERATIONS
for the year ended October 31, 2003


                                                                                     --------------------
                                                                                      FRANKLIN TEMPLETON
                                                                                      HARD CURRENCY FUND
                                                                                     --------------------
Investment income:
 Interest ..........................................................................      $ 2,389,351
                                                                                          ------------
      Total investment income ......................................................        2,389,351
                                                                                          ------------
Expenses:
 Management fees (Note 3) ..........................................................          617,623
 Distribution fees (Note 3)
  Class A ..........................................................................          359,930
 Transfer agent fees (Note 3) ......................................................          119,600
 Custodian fees ....................................................................           18,800
 Reports to shareholders ...........................................................           23,200
 Registration and filing fees ......................................................           55,000
 Professional fees .................................................................           28,800
 Trustees' fees and expenses .......................................................            8,300
 Other .............................................................................            1,300
                                                                                          ------------
      Total expenses ...............................................................        1,232,553
                                                                                          ------------
        Net investment income ......................................................        1,156,798
                                                                                          ------------
Realized and unrealized gains (losses):
Net realized gain (loss) from:
 Investments .......................................................................        5,910,718
 Foreign currency transactions .....................................................        4,351,444
                                                                                          ------------
      Net realized gain (loss) .....................................................       10,262,162
Net unrealized appreciation (depreciation) on:
 Investments .......................................................................        2,964,099
 Translation of assets and liabilities denominated in foreign currencies ...........          341,622
                                                                                          ------------
      Net unrealized appreciation (depreciation) ...................................        3,305,721
                                                                                          ------------
Net realized and unrealized gain (loss) ............................................       13,567,883
                                                                                          ------------
Net increase (decrease) in net assets resulting from operations ....................      $14,724,681
                                                                                          ------------




16 | See notes to financial statements. | Annual Report

Franklin Templeton Global Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended October 31, 2003 and 2002


                                                                                              -----------------------------
                                                                                                   FRANKLIN TEMPLETON
                                                                                                   HARD CURRENCY FUND
                                                                                                  2003            2002
                                                                                              -----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................................  $  1,156,798     $   438,938
  Net realized gain (loss) from investments and foreign
    currency transactions ..................................................................    10,262,162       2,272,236
  Net unrealized appreciation (depreciation) on investments and translation of assets
    and liabilities denominated in foreign currencies ......................................     3,305,721         631,414
                                                                                              -----------------------------
      Net increase (decrease) in net assets resulting from operations ......................    14,724,681       3,342,588
 Distributions to shareholders from:
  Net investment income:
   Class A .................................................................................    (4,173,969)     (1,114,494)
   Advisor Class ...........................................................................      (241,410)        (23,469)
                                                                                              -----------------------------
 Total distributions to shareholders .......................................................    (4,415,379)     (1,137,963)
 Capital share transactions (Note 2):
   Class A .................................................................................    83,432,955      19,391,309
   Advisor Class ...........................................................................     7,788,821       1,229,279
                                                                                              -----------------------------
 Total capital share transactions ..........................................................    91,221,776      20,620,588
      Net increase (decrease) in net assets ................................................   101,531,078      22,825,213
Net assets:
 Beginning of year .........................................................................    52,346,631      29,521,418
                                                                                              -----------------------------
 End of year ...............................................................................  $153,877,709     $52,346,631
                                                                                              -----------------------------
Undistributed net investment income included in net assets:
 End of year ...............................................................................  $  8,943,181     $ 1,877,659
                                                                                              -----------------------------




                         Annual Report | See notes to financial statements. | 17

Franklin Templeton Global Trust

NOTES TO FINANCIAL STATEMENTS


FRANKLIN TEMPLETON HARD CURRENCY FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Hard Currency Fund (the Fund) is a separate, non-diversified series of Franklin Templeton Global Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks to protect shareholders against depreciation of the U.S. dollar relative to other currencies by investing in high-quality, interest-bearing money market instruments (and forward contracts), denominated in those major currencies which historically have experienced low rates of inflation, and which are currently pursuing economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long term. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.





18 |  Annual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.







                                                              Annual Report | 19

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. GUARANTEES AND IDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class A and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights affecting a single class and its exchange privilege.

At October 31, 2003, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                           ----------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                                         2003                                2002
                                           ----------------------------------------------------------------------
                                                SHARES             AMOUNT           SHARES               AMOUNT
                                           ----------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ............................   17,061,326       $156,166,306        6,959,064         $ 58,212,090
 Shares issued on reinvestment
 of distributions .......................      368,399          3,253,115          103,709              845,233
 Shares redeemed ........................   (8,357,827)       (75,986,466)      (4,751,067)         (39,666,014)
                                           ----------------------------------------------------------------------
 Net increase (decrease) ................    9,071,898       $ 83,432,955        2,311,706         $ 19,391,309
                                           ----------------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold ............................    1,171,569       $ 10,738,897          145,622         $  1,231,628
 Shares issued on reinvestment
 of distributions .......................       24,566            220,391            1,872               15,443
 Shares redeemed ........................     (339,659)        (3,170,467)          (2,103)             (17,792)
                                           ----------------------------------------------------------------------
 Net increase (decrease) ................      856,476       $  7,788,821         145,391          $  1,229,279
                                           ----------------------------------------------------------------------


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers of 0.65% per year of the average daily net assets of the Fund.





20 |  Annual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND


3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund reimburses Distributors up to 0.45% per year of the Fund's average daily net assets of Class A shares for costs incurred in marketing the Fund's Class A shares.

Distributors paid net commissions on sales of Fund's shares and received contingent deferred sales charges for the year ended October 31, 2003 of $2,433 and $20,000, respectively.

The Fund paid transfer agent fees of $119,600, of which $90,952 was paid to Investor Services.


4. INCOME TAXES
At October 31, 2003, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ......................................  $153,086,050
                                                            -------------
Unrealized appreciation ..................................     3,123,122
Unrealized depreciation ..................................      (187,854)
                                                            -------------
Net unrealized appreciation (depreciation) ...............   $ 2,935,268
                                                            -------------
Distributable earnings--ordinary income ..................   $ 9,815,760
                                                            -------------

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discount and premiums.

At October 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2004 ....................................................    $1,047,201
 2005 ....................................................       162,309
 2008 ....................................................        25,228
 2009 ....................................................        33,159
 2010 ....................................................       233,541
 2011 ....................................................        61,942
                                                            -------------
                                                              $1,563,380
                                                            -------------

The tax character of distributions paid during the years ended October 31, 2003 and 2002, was as follows:

                                              --------------------------
                                                2003            2002
                                              --------------------------
Distributions paid from:
 Ordinary income ...........................  $4,415,379      $1,137,963
                                              --------------------------

At October 31, 2003, the Fund had expired capital loss carryovers of $112,254, which were reclassified to paid-in-capital.





                                                              Annual Report | 21

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND


5. INVESTMENT TRANSACTIONS

There were no purchases or sales of securities (other than short-term securities) for the year ended October 31, 2003.


6. FORWARD CURRENCY CONTRACTS

At October 31, 2003, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

----------------------------------------------------------------------------------------------
                                                           IN        SETTLEMENT     UNREALIZED
CONTRACTS TO BUY                                     EXCHANGE FOR       DATE       GAIN (LOSS)
----------------------------------------------------------------------------------------------
15,608,800,000 Indonesian Rupiah ...............   U.S. $1,790,000    11/17/03   U.S $  41,224
17,500,000,000 Indonesian Rupiah ...............         2,000,000    11/19/03          52,329
 6,000,000,000 Indonesian Rupiah ...............           687,285     1/30/04           6,260
 4,160,000,000 Indonesian Rupiah ...............           474,886     2/24/04           3,613
    46,800,000 Thailand Bhat ...................         1,151,008    12/12/03          15,201
   365,000,000 Thailand Bhat ...................         9,072,243    12/16/03          22,442
    20,710,000 Australian Dollar ...............        13,932,678    12/16/03         689,249
     6,196,000 Swiss Franc .....................         4,564,713    12/16/03          80,805
    12,700,000 Norwegian Krone .................         1,775,975    12/16/03          15,842
                                                       -----------                    --------
                                                  U.S. $35,448,788               U.S. $926,965
                                                       -----------                    --------
        Unrealized gain on forward exchange contracts                            U.S. $926,965
                                                                                      --------

----------------------------------------------------------------------------------------------
                                                           IN        SETTLEMENT     UNREALIZED
CONTRACTS TO BUY                                     EXCHANGE FOR       DATE       GAIN (LOSS)
----------------------------------------------------------------------------------------------
 5,950,000,000 Korean Won ......................   U.S. $5,065,986    12/16/03 U.S. $ (58,299)
   750,000,000 Korean Won ......................           648,396    12/18/03        (17,280)
 1,750,000,000 Korean Won ......................         1,475,548     1/30/04         (7,749)
     1,600,000 European Monetary Unit ..........         1,862,688     2/24/04         (8,846)
18,270,000,000 Indonesian Rupiah ...............         2,111,111     2/26/04        (10,448)
                                                       -----------                  ---------
                                                  U.S. $11,163,729             U.S. $(102,622)
                                                       -----------                  ---------
    Unrealized loss on forward exchange contracts                                    (102,622)
                                                                                    ---------
   Net unrealized gain on forward exchange contracts                           U.S. $ 824,343




22 |  Annual Report

Franklin Templeton Global Trust

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN
TEMPLETON HARD CURRENCY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Templeton Hard Currency Fund (hereafter referred to as the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
December 3, 2003



                                                              Annual Report | 23

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS


------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (82)     Trustee        Since 1993       115                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (71)         Trustee        Since 1993       142                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                     company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (75)        Trustee        Since April 2003 52                         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and
FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)      Trustee        Since 1993       143                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (74)        Trustee        Since 1993       115                        Director, The California Center for Land
One Franklin Parkway                                                                     Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------




24 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (75)        Trustee        Since 1993       142                        Director, White Mountains Insurance
One Franklin Parkway                                                                     Group, Ltd. (holding company); Martek
San Mateo, CA 94403-1906                                                                 Biosciences Corporation; MedImmune, Inc.
                                                                                         (biotechnology); Overstock.com (Internet
                                                                                         services); and Spacehab, Inc. (aerospace
                                                                                         services); and formerly, Director, MCI
                                                                                         Communication Corporation (subsequently
                                                                                         known as MCI WorldCom, Inc. and
                                                                                         WorldCom, Inc.) (communications
                                                                                         services) (1988-2002).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------



INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (70)     Trustee and    Since 1993       142                        None
One Franklin Parkway          Chairman of
San Mateo, CA 94403-1906      the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (63) Trustee,       Trustee since    125                        None
One Franklin Parkway          President and  1993 and
San Mateo, CA 94403-1906      Chief          President and
                              Executive      Chief Executive
                              Officer -      Officer -
                              Investment     Investment
                              Management     Management since
                                             2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 25

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (58)          Vice President Since 1993       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (43)       Vice President Since 1995       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)         Senior Vice    Since 2002       Not Applicable             None
500 East Broward Blvd.        President and
Suite 2100                    Chief
Fort Lauderdale, FL           Executive
33394-3091                    Officer -
                              Finance and
                              Administration


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (56)            Vice President Since 2000       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive
Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------




26 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)         Vice President Since 2000       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (66)        Vice           Since 2002       Not Applicable             Director, FTI Banque, Arch Chemicals, Inc.
600 Fifth Avenue              President -                                                and Lingnan Foundation.
Rockefeller Center            AML Compliance
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY H. MONASTERIO (39)  Treasurer and  Treasurer since  Not Applicable             None
One Franklin Parkway          Chief          2000 and Chief
San Mateo, CA 94403-1906      Financial      Financial Officer
                              Officer        since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 27

------------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                             LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (66)        Vice President Since 2000       Not Applicable             None
One Franklin Parkway          and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and
Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


28 |  Annual Report

Franklin Templeton Global Trust

PROXY VOTING POLICIES AND PROCEDURES


FRANKLIN TEMPLETON HARD CURRENCY FUND

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention:
Proxy Group.





                                                              Annual Report | 29
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Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[R] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6,7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund
Franklin Money Fund 6,7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME 8
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6,7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. Effective June 30, 2003, the fund reopened to all new investors.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

11/03                                          Not part of the semiannual report

     [LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]    One Franklin Parkway
       INVESTMENTS          San Mateo, CA 94403-1906



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TEMPLETON
HARD CURRENCY FUND



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN[R]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Templeton Hard Currency Fund prospectus, which contains more complete information including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


412 A2003 12/03






ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    December 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    December 31, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    December 31, 2003